Captive Insurance - Schedule of Investments (Q2) (Details) - Navigator Casualty, LTD. [Member] - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Total investment	$ 198,105	$ 140,875
Capital [Member]
Total investment	36,000	36,000
Cash Security [Member]
Total investment	158,785	101,555
Investment Income in Excess of Losses [Member]
Total investment	$ 3,320	$ 3,320